Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair value, net derivative asset (liability) measured on recurring basis, unobservable inputs reconciliation, transfers, net	$ 0	$ 0